Federated Investors
World-Class Investment Manager

Federated Municipal Opportunities Fund, Inc.

16TH ANNUAL REPORT

August 31, 2002

Established 1987

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

J. Christopher Donahue

President

Federated Municipal Opportunities Fund, Inc.

President's Message

Dear Fellow Shareholder:

Federated Municipal Opportunities Fund, Inc. was created in 1987, and I am pleased to present its 16th Annual Report. This report covers the 12-month reporting period from September 1, 2001 through August 31, 2002. On August 31, 2002, the fund's $405.0 million portfolio was invested in 199 tax-free securities1 issued by municipalities in 43 states. The bond portfolio is diversified across sectors, states, credit quality ratings and individual issuers.

Over the past 12 months, returns for municipal bonds were very attractive. For example, the Lehman Brothers 10-Year Municipal Bond Index2 posted a 6.77% one-year total return through August 31, 2002. In fact, for over three years, bond funds, both taxable and tax-free, have had very attractive investment results. More investors are using tax-free bond funds to diversify their portfolios.

Management's strategy is to provide a high level of tax-exempt income by structuring a well-diversified portfolio of lower-quality, long-term municipal bonds. These lower-rated bonds may potentially generate more income but have more credit risk.

This report begins with an interview with Mary Jo Ochson, Senior Vice President, who co-manages the fund with J. Scott Albrecht, Vice President, both of Federated Investment Management Company. Following their comments covering the municipal market, the fund's performance, and investment strategy, are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's broadly diversified municipal bond holdings, and third is the publication of the fund's financial statements.

1 State, local, and federal alternative minimum taxes may apply.

2 The Lehman Brothers 10-Year Municipal Bond Index is an unmanaged index generally representative of investment grade, tax-exempt bonds. Investments cannot be made in an index.

The fund's 30-day Securities and Exchange Commission (SEC) yield for Class A Shares as of August 31, 2002, was 5.22%, based on offering price.3 This is the equivalent of an 8.50% yield on a taxable bond investment for an investor in the 38.6% federal income tax bracket, and equivalent to taxable yields of 8.03% and 7.46% for investors in the 35.0% and 30.0% tax brackets, respectively.

Individual share class total return performance for the 12-month reporting period, including income distributions, follows.4

	Net Asset Value Change	Income	Total Return
Class A Shares	$9.91 to $9.73 = (1.82)%	$0.538	3.79%
Class B Shares	$9.90 to $9.73 = (1.72)%	$0.465	3.11%
Class C Shares	$9.90 to $9.73 = (1.72)%	$0.466	3.13%
Class F Shares	$9.91 to $9.73 = (1.82)%	$0.538	3.79%

3 The 30-day current SEC net yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized. The 30-day current SEC yield as of August 31, 2002 for Class B, C, and F Shares were 4.71%, 4.71%, and 5.41%, respectively, based on offering price (i.e., less any applicable sales charge). The taxable yield equivalents, based on offering price (i.e., less any applicable sales charge), for investors in 38.6%, 35.0%, and 30.0% federal tax brackets were as follows: Class B Shares--7.67%, 7.25%, and 6.73%, respectively; Class C Shares--7.67%, 7.25%, and 6.73%, respectively; and Class F Shares--8.81%, 8.32%, and 7.73%, respectively.

4 Performance quoted is based on net asset value, reflects past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance is available at our website wwwfederatedinvestors.com or by calling 1-800-341-7400. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B, C, and F Shares were (0.91)%, (2.29)%, 2.14%, and 1.78%, respectively.

I would like to call your attention to the illustrations of a systematic investment plan shown on pages 10 and 11. For the illustration on page 11, the same dollar amount is invested annually for 10 years, thus accumulating shares, followed by a period of +5 years of withdrawal. It is worthwhile to consider the fund's systematic investment program as a potential way to increase your wealth over time.5 Yes, it takes time, discipline and compounding to build up the accounts; however, the investment results can be attractive.

Thank you for investing a portion of your wealth in Federated Municipal Opportunities Fund, Inc. You are one of approximately 12,000 shareholders who earn monthly investment income free from federal tax. As always, we welcome your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
October 15, 2002

5 Systematic investing does not assure a profit or protect against loss in declining markets. Because dollar-cost averaging involves continuous investment regardless of fluctuating price levels, investors should consider their financial ability to continue purchases during periods of low price levels.

Mary Jo Ochson

Senior Vice President

Federated Investment Management Company

J. Scott Albrecht

Vice President

Federated Investment Management Company

Investment Review

How would you describe the market environment during the past 12 months?

Municipal bond market yields declined over the second half of the fund's fiscal year. The Bond Buyer Municipal Revenue Index1 moved from a high of 5.67% on March 28, 2002 to 5.25% by the end of the 12-month reporting period, August 31, 2002. Lower rates indicate higher prices for bond issues.

An assortment of weak economic data and stock market woes, coupled with the uncertainties of possible terrorist strikes and war with Iraq, were the main reasons for the yield decline. Investors bid up the prices of the low-risk assets, which included municipal bonds. The bond market was also cognizant of the fact the Federal Reserve Board ("the Fed") was not likely to raise interest rates over the period. In fact the bias of the Fed was continued economic weakness. The expected sub-par recovery should continue to keep inflation pressures in check, while further delaying any rate increases by the Fed. The biggest obstacle to positive bond price performance will be the anticipated increase in municipal bond supply in the fourth quarter of 2002. However, all year long the municipal market did an impressive job of absorbing supply even as yields declined to 30-year lows, as investors looked for stability in the municipal bond arena.

The municipal yield curve became steeper over the second half of the reporting period. The entire curve (1- to 30-year spread) increased from 348 basis points to 354 basis points, with the majority of the yield movement occurring in the short/intermediate portion of the curve. Flattening of the municipal curve will eventually occur as the U.S. economic recovery takes hold, and the market anticipates the Fed's tightening moves. However, any significant backup in yields should be postponed until 2003.

1 The Bond Buyer Municipal Revenue Index is an unmanaged index of yields for AA-rated and A-rated municipal bonds that is widely used by dealers to evaluate yields on new municipal bond issues. The index is published in The Bond Buyer, a daily publication specializing in fixed-income securities. Investments cannot be made in an index.

In the current economic environment, are municipal bond funds a better choice than buying individual municipal bonds directly?

Yes, we think so. Municipal bond funds make good sense in the current economic environment because they have many advantages over buying individual securities directly. The fund holds bond certificates for safekeeping, deals with bond calls, and can reinvest dividends for fund shareholders. Fund managers keep track of the credit quality of fund issues. Right now--with low interest rates--municipal bond funds can offer a competitive yield, if not a higher yield, than one could obtain by buying individual municipal bonds directly. Also, remember that it is the full-time job of the portfolio manager to research a market where bonds are scarce, and to find the right bonds at the right price no matter how difficult that task might be. And, at Federated, we have been doing just that since 1976. In your fund alone, we follow approximately 200 issues.

How did Federated Municipal Opportunities Fund, Inc. perform during the 12-month reporting period?

Positive performance is always welcome! The fund's annualized total return for A and F shares outperformed the Lipper High Yield Municipal Debt Funds average. For the 12-month reporting period ended August 31, 2002, the fund's Class A, B, C, and F Shares returned 3.79%, 3.11%, 3.13%, and 3.79%, respectively, based on net asset value, while the Lipper average returned 3.24%.2 Investors who own equities were indeed gratified by the positive performance.

The fund's return was positively impacted by high coupon levels on moderate to lower-rated securities held by the fund. An overweight in healthcare bonds also contributed to good performance, and we continued to increase our exposure to hospital issues to take advantage of the sector's attractive yields. Even though the fund had been neutral in airline bonds relative to its peers, significant decreases in the price of these bonds following the terrorist attacks did hold back fund performance somewhat. We are, of course, reducing the fund's exposure to airline bond issues.

2 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated. Lipper figures do not take sales charges into account.

How did the fund perform with respect to income?

As of August 31, 2002, the fund's Class A Shares had a 30-day SEC yield of 5.22% (based on offering price). The fund's core positions in high-coupon bonds (both investment and non-investment grade) were the forces behind the strong income performance by the fund. This performance is even more impressive on a tax-equivalent basis. Tax-equivalent yields for the fund's Class A Shares ranged from 8.50% for an investor in the 38.6% bracket to 7.46% for an investor in the 30.0% tax bracket.

What were the fund's top five holdings as of August 31, 2002?

Issuer/Coupon/Maturity	Percentage of Net Assets
District of Columbia Revenue Bonds - American University, (AMBAC INS) 5.625% due 10/01/2026	3.52%
Indianapolis, IN Airport Authority - FedEx Corp. 7.100% due 1/15/2017	3.10%
California State UT General Obligation Bonds, 5.000% due 06/01/2012	2.93%
Merrill Lynch Puttable RITES Trust, Tax Exempt Receipts, 11.914% due 1/1/2032	2.58%
Springfield, TN Health & Educational Facilities -- Northcrest Medical Center (Prerefunded Bond), 8.500% due 4/1/2024	2.32%

How were the fund's assets allocated in terms of credit quality at the end of the reporting period?3

3 Credit ratings pertain only to the securities in the portfolio and do not protect fund shares against market risks.

What is the fund's average quality and how do you manage it?

Even though the fund falls into the high-yield municipal bond category, as of August 31, 2002, it still maintained a BBB, or investment-grade rating. For that portion of the fund which is less than investment grade, we have very strict diversification and credit policies in place. Under normal circumstances, we will not invest more than 0.5% of assets in any single high-yield security. We think our emphasis on the core values of diversification and detailed credit work explains the fund's solid relative performance over its history.

What is your outlook for the municipal bond market through the end of 2002?

The consensus forecast is for a muted and uneven economic recovery. The Fed is unlikely to begin the tightening cycle until sometime in 2003, as inflation pressures will be in check. Slower growth, low inflation and a neutral-to-accommodative Fed policy should result in relatively stable interest rates throughout much of this year. The municipal market should mostly "range trade" in this economic environment, with any backup in municipal yields to be limited and the expected yield curve flattening to be rather modest by historical standards.

Municipal new issue activity is projected to be in the $250 billion range in 2002. Bond issuance is biased to the upside, as municipalities will be forced to issue debt for new capital projects since the budget gaps created by the recession may eliminate the ability to fund projects internally. Heavy new issue municipal supply may impact municipal bond price performance relative to taxable bond products until it is fully digested by the market. The fiscal outlook for municipal governments are dependent upon how they respond individually to declining sales tax and income tax revenues as a result of the recession. Negative rating actions will continue into the early stages of the economic recovery.

Should investors continue to hold this fund, and should they add to their account at this time?

The answer is yes! Your fund provides diversification in the municipal bond markets.4 In the past several years, the stock market has experienced tough times, and owning municipal bonds has helped investors diversify into less risky investments. Furthermore, an excellent way to add to your share account is buying shares regularly (monthly, quarterly or annually). For this reason, we have included an illustration in this report of the benefit of annually investing over a period of years. Please review the illustrations and see their benefits (pages 9, 10 and 11).

4 Diversification does not assure a profit or protect against loss.

Three Ways You May Seek to Invest for Success

STRATEGY #1--With a lump sum investment of $48,000 in the Class F Shares of Federated Municipal Opportunities Fund, Inc. on 4/10/87, reinvesting your dividends, capital gains and no redemption of shares, your account would have been worth $118,822 on 8/31/02, with 6.07%1 average annual total return.

One key to investing wisely is to reinvest all tax-free distributions in fund shares. This increases the number of shares on which you can earn future tax-free dividends, and you gain the benefit of compounding dividends tax-free.

As of 9/30/02, the Class A Shares' average annual 1-year, 5-year and since inception (8/5/96) total returns were 1.10%, 2.76%, and 3.74%, respectively. Class B Shares' average annual 1-year, 5-year, and since inception (8/5/96) total returns were (0.44)%, 2.62%, and 3.74%, respectively. Class C Shares' average annual 1-year, 5-year, and since inception (8/5/96) total returns were 4.07%, 2.95%, and 3.74%, respectively. Class F Shares' average annual 1-year, 5-year, and 10-year total returns were 3.76%, 3.50%, and 4.69%, respectively.2

1 Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 1.00% sales charge for Class F Shares. A contingent deferred sales charge of 1.00% would be applied on any redemption of Class F Shares less than four years from the purchase date. Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total returns stated take into account all applicable sales charges. The maximum sales charges and contingent deferred sales charges for the fund are as follows: Class A Shares, 4.50% sales charge; Class B Shares, 5.50% contingent deferred sales charge; Class C Shares, 1.00% contingent deferred sales charge; and Class F Shares, 1.00% sales charge and 1.00% contingent deferred sales charge.

STRATEGY #2--With a systematic investment plan, if you had started investing $3,000 annually in the Class F Shares of Federated Municipal Opportunities Fund, Inc. on 4/10/87, reinvesting your dividends, capital gains and no redemption of shares, your account would have reached a total value of $73,9321 by 8/31/02, though you would have invested only $48,000. You would have earned an average annual total return of 5.29% over the life of this systematic investment plan.

This practical systematic investment plan helps you pursue a high level of income through tax-free municipal bonds. Note that you did not commit a large sum of money to the municipal bond market at any one time, and you have reinvested monthly tax-free income. Your dollars accumulated shares over time and as of 8/31/02, you owned 7,598 shares, which will pay you monthly tax-free income into the future. This plan allows the investor to buy shares at low and high prices, and use the bond market's volatility to their advantage. You can take it one step at a time.

1 This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets.

STRATEGY #3--Combines a systematic investment plan with an automatic withdrawal program. This is a sensible approach to investing which allows shareholders to accumulate fund shares over a long period of time (in this illustration $3,000 annually for 10 years) and then enjoy a withdrawal period with monthly tax-free income to the investor for a period of time (in this illustration $200 per month for over five years). During the 10-year accumulation period, $30,000 in total was invested. From 4/1/97 through 8/31/02, a total of $13,000 was paid to the investor, and the ending value of the account on 8/31/02 was $39,469.1 This represents a 5.55% average annual total return over the life of this investment plan.

Note that the shareholder did not commit a large sum of money to the municipal bond market at any one time, and has reinvested monthly tax-free income during the accumulation period. During the withdrawal period, the shareholder elected to withdraw $200 per month as income. Again, this plan allows the investor to buy shares at low and high prices, and use the bond market's volatility to their advantage.

1 This hypothetical scenario is provided for illustrative purposes only and does not represent the result obtained by any particular shareholder. Past performance does not guarantee future results. Income may be subject to the federal alternative minimum tax and state and local taxes. Upon redemption, any capital gains are subject to taxes.

Federated Municipal Opportunities Fund, Inc.--Class A Shares

GROWTH OF $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Municipal Opportunities Fund, Inc. (Class A Shares) (the "Fund") from August 5, 1996 (start of performance) to August 31, 2002 compared to the Lehman Brothers Municipal Bond Index (LBMB)2 and the Lipper High Yield Municipal Debt Funds Average (LHMD).2

Average Annual Total Return[3] for the Period Ended 8/31/2002
1 Year	(0.91)%
5 Years	2.76%
Start of Performance (8/5/1996)	3.58%

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investors' shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and LHMD have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBMB and LHMD are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index and average are unmanaged.

3 Total returns quoted reflect all applicable sales charges.

Federated Municipal Opportunities Fund, Inc.--Class B Shares

GROWTH OF $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Municipal Opportunities Fund, Inc. (Class B Shares) (the "Fund") from August 5, 1996 (start of performance) to August 31, 2002 compared to the Lehman Brothers Municipal Bond Index (LBMB)2 and the Lipper High Yield Municipal Debt Funds Average (LHMD).2

Average Annual Total Return[3] for the Period Ended 8/31/2002
1 Year	(2.29)%
5 Years	2.62%
Start of Performance (8/5/1996)	3.59%

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investors' shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value reflects a 1.00% contingent deferred sales charge on any redemption less than six years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and LHMD have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBMB and LHMD are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index and average are unmanaged.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Federated Municipal Opportunities Fund, Inc.--Class C Shares

GROWTH OF $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Municipal Opportunities Fund, Inc. (Class C Shares) (the "Fund") from August 5, 1996 (start of performance) to August 31, 2002 compared to the Lehman Brothers Municipal Bond Index (LBMB)2 and the Lipper High Yield Municipal Debt Funds Average (LHMD).2

Average Annual Total Return[3] for the Period Ended 8/31/2002
1 Year	2.14%
5 Years	2.95%
Start of Performance (8/5/1996)	3.59%

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investors' shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and LHMD have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBMB and LHMD are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index and average are unmanaged.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Federated Municipal Opportunities Fund, Inc.--Class F Shares

GROWTH OF $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Municipal Opportunities Fund, Inc. (Class F Shares) (the "Fund") from August 31, 1992 to August 31, 2002 compared to the Lehman Brothers Municipal Bond Index (LBMB)2 and the Lipper High Yield Municipal Debt Funds Average (LHMD).2

Average Annual Total Return[3] for the Period Ended 8/31/2002
1 Year	1.78%
5 Years	3.50%
10 Years	4.60%

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate, so that an investors' shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A contingent deferred sales charge of 1.00% would be applied on any redemption less than four years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and LHMD have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBMB and LHMD are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index and average are unmanaged.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Portfolio of Investments

August 31, 2002

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--95.5%
		Alabama--0.3%
$1,000,000		Alabama Special Care Facilities Finance Authority, Revenue Bonds (Series A), 5.875% (Birmingham Baptist Medical Center)/(Original Issue Yield: 6.125%), 11/15/2024	NR/A3		$1,021,140
250,000	[2]	West Jefferson Amusement & Public Park Authority, AL, First Mortgage Revenue Bonds, 6.375% (Visionland, AL Project)/(Original Issue Yield: 6.528%), 2/1/2029	NR		36,875

		TOTAL			1,058,015

		Alaska--0.3%
1,440,000		Alaska Industrial Development and Export Authority, Power Revenue Bonds, 5.875% (Upper Lynn Canal Regional Power Supply System)/(Original Issue Yield: 6.00%), 1/1/2032	NR		1,136,002
110,000		Alaska State Housing Finance Corp., COL Home Mortgage Revenue Bonds, (Series B-1), 6.90% (GNMA LOC), 6/1/2032	AAA/Aaa		111,522

		TOTAL			1,247,524

		Arizona--1.7%
4,985,000		Gilbert, AZ, IDA, Revenue Bonds (Series 1999A), 5.85% (Southwest Student Services Corp.)/(Original Issue Yield: 5.90%), 2/1/2019	NR		4,769,498
2,345,000	[3]	Maricopa County, AZ, IDA, Solid Waste Disposal Revenue Bonds (Series 1999A), 7.50% (Rainbow Valley Landfill Project), 12/1/2020	NR		2,068,126

		TOTAL			6,837,624

		Arkansas--0.5%
2,000,000		Arkansas Development Finance Authority, Hospital Revenue Bonds, 7.375% (Washington Regional Medical Center)/(Original Issue Yield: 7.50%), 2/1/2029	BBB-/Baa3		2,213,120

		California--4.3%
11,000,000		California State, GO UT Bonds, 5.00% (MBIA INS), 6/1/2012	AAA/Aaa		12,107,810
1,985,000	[3]	California Statewide Communities Development Authority, Multifamily Housing Revenue Bonds (Series 1999X), 6.65% (Magnolia City Lights Project), 7/1/2029	NR		1,863,677
1,000,000	[3,4]	California Statewide Communities Development Authority, Revenue Bonds, 6.625% (Tehiyah Day School), 11/1/2031	NR		1,013,900
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$1,000,000		Los Angeles, CA, Regional Airport Improvement Corp., Facilities Sublease Refunding Revenue Bonds (Series 2002B), 7.50% (American Airlines, Inc.)/(Original Issue Yield: 7.929%), 12/1/2024	BB-/B1		$838,340
350,000		San Bernardino County, CA, Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms), 4/15/2042	NR		347,253
500,000		San Dimas, CA, Housing Authority, Mobile Home Park Revenue Bonds (Series 1998A), 5.70% (Charter Oak Mobile Home Estates Acquisition Project)/(Original Issue Yield: 5.90%), 7/1/2028	NR		486,780
1,000,000		Western Hills Water District, CA, Special Tax Revenue Bonds, 6.875% (Diablo Grande Community Facilities No. 1)/(Original Issue Yield: 6.954%), 9/1/2031	NR		1,011,420

		TOTAL			17,669,180

		Colorado--2.8%
1,500,000		Aspen Grove, CO, Business Improvement District, GO LT Bonds (Series 2001), 7.625%, 12/1/2025	NR		1,572,570
1,000,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.25% (Platte River Academy)/(Original Issue Yield: 7.40%), 3/1/2022	NR/Ba2		1,000,340
500,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.25% (Platte River Academy)/(Original Issue Yield: 7.50%), 3/1/2032	NR/Ba2		494,300
1,000,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.375% (Frontier Academy)/(Original Issue Yield: 7.50%), 6/1/2031	NR/Ba1		1,001,750
1,500,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2001), 7.625% (Peak to Peak Charter School Project)/(Original Issue Yield: 8.00%), 8/15/2031	NR/Ba2		1,517,340
2,735,000		Colorado HFA, SFM Revenue Bonds (Series 1997C-2), 6.875%, 11/1/2028	NR/Aa2		2,814,944
600,000		Deer Creek Metropolitan District, CO, GO UT Bonds, 7.625%, 12/1/2019	AAA/NR		771,792
500,000		Denver, CO, Health & Hospital Authority, Healthcare Revenue Bonds (Series 2001A), 6.00% (Original Issue Yield: 6.05%), 12/1/2031	BBB+/Baa2		509,360
2,000,000		Sterling Hills West Metropolitan District, GO LT Bonds (Series 2110B), 8.00%, 12/1/2021	NR		1,990,860

		TOTAL			11,673,256

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Connecticut--0.8%
$3,000,000		Connecticut Development Authority, PCR Refunding Revenue Bonds (Series A), 5.85% (Connecticut Light & Power Co.), 9/1/2028	BBB/A3		$3,125,100

		District of Columbia--3.5%
14,000,000		District of Columbia, Revenue Bonds, 5.625% (American University)/(AMBAC INS)/(Original Issue Yield: 5.90%), 10/1/2026	AAA/Aaa		14,546,560

		Florida--6.8%
2,000,000		Capital Projects Finance Authority, FL, Continuing Care Retirement Community Revenue Bonds, 8.00% (Glenridge on Palmer Ranch)/(Original Issue Yield: 8.125%), 6/1/2032	NR		1,996,220
4,000,000	[3,4]	Capital Trust Agency, FL, Revenue Bonds (Series 2001), 10.00% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	NR		4,032,200
5,375,000	[3,4]	Florida State Department of Environmental Protection, RITES (PA-967), 8.60%, 7/1/2013	NR		6,255,102
2,000,000		Harbor Bay, FL, Community Development District, Special Assessment Capital Improvement Revenue Bonds (Series 2001B), 6.35%, 5/1/2010	NR		2,023,340
1,000,000		Highlands County, FL, Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.00% (Adventist Health System)/(Original Issue Yield: 6.026%), 11/15/2031	A-/A3		1,044,300
1,370,000		Lee County, FL, HFA, SFM Step Coupon Revenue Bonds, 6.85% (GNMA COL), 3/1/2029	NR/Aaa		1,506,630
980,000		Mediterra North Community Development District, FL, Capital Improvement Revenue Bonds (Series A), 6.80%, 5/1/2031	NR		993,377
1,000,000		Miami Beach, FL, Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.70% (Mt. Sinai Medical Center, FL)/(Original Issue Yield: 6.80%), 11/15/2019	BB/Ba3		880,320
15,925,000		Miami-Dade County, FL, Special Obligation Capital Appreciation Revenue Bonds (Series B) (MBIA INS)/(Original Issue Yield: 5.65%), 10/1/2031	AAA/Aaa		3,145,188
1,460,000	[3,4]	Orange County, FL, HFA, Multifamily Housing Revenue Bonds (Series 1999B), 6.50% (Palm West Apartments Project), 3/1/2034	NR		1,357,201
1,000,000		Orlando, FL, Urban Community Development District, Capital Improvement Revenue Bonds (Series 2001A), 6.95% (Original Issue Yield: 7.00%), 5/1/2033	NR		1,011,430
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Florida--continued
$1,000,000		Orlando, FL, Urban Community Development District, Capital Improvement Revenue Bonds (Series 2001B), 6.40% (Original Issue Yield: 6.50%), 5/1/2010	NR		$1,003,790
1,000,000		Reunion East Community Development District, FL, Special Assessment Bonds (Series 2002A), 7.375%, 5/1/2033	NR		1,002,410
2,000,000		St. Johns County, FL, IDA, Health Care Revenue Bonds (Series 1999), 8.00% (Glenmoor at St. Johns Project)/(Original Issue Yield: 8.10%), 1/1/2030	NR		2,012,820

		TOTAL			28,264,328

		Georgia--1.9%
2,000,000		Atlanta, GA, Tax Allocation Bonds (Series 2001), 7.75% (Atlantic Station Project)/(Original Issue Yield: 7.90%), 12/1/2014	NR		2,025,700
4,150,000		Augusta, GA, HFA, Multifamily Housing Refunding Revenue Bonds, 6.55% (Forest Brook Apartments), 12/1/2030	NR		4,107,296
1,640,000		Forsyth County, GA, Hospital Authority, Revenue Anticipation Certificates (Series 1998), 6.375% (Georgia Baptist Health Care System)/(Original Issue Yield: 6.45%), 10/1/2028	NR		1,545,782

		TOTAL			7,678,778

		Hawaii--0.1%
470,000		Hawaii State Department of Transportation, Special Facility Refunding Revenue Bonds (Series 2000), 7.00% (Continental Airlines, Inc.)/(Original Issue Yield: 7.20%), 6/1/2020	B+/B3		371,037

		Idaho--0.8%
2,000,000		Idaho Health Facilities Authority, Refunding Revenue Bonds (Series 1999A), 7.875% (Valley Vista Care Corp. Obligated Group)/(Original Issue Yield: 8.10%), 11/15/2029	NR		1,983,020
295,000		Idaho Housing Agency, SFM Revenue Bonds (Series A), 7.50% (FHA GTD), 7/1/2024	AA/NR		300,602
865,000		Idaho Housing Agency, SFM Revenue Bonds (Series F-2), 7.80% (FHA GTD), 1/1/2023	AA/NR		866,168

		TOTAL			3,149,790

		Illinois--1.9%
840,000		Chicago, IL, SFM Revenue Bonds (Series A), 7.25% (GNMA COL), 9/1/2028	NR/Aaa		891,962
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Illinois--continued
$1,000,000		Illinois Development Finance Authority, Refunding Revenue Bonds (Series 2002D), 6.75% (Olin Corp.), 3/1/2016	BBB/Baa3		$1,046,590
4,945,000		Illinois Health Facilities Authority, Hospital Revenue Bonds (Series A), 9.25% (Edgewater Hospital & Medical Center, IL)/ (State & Local Government Securities PRF), 7/1/2024	NR/Aaa		5,659,750

		TOTAL			7,598,302

		Indiana--5.5%
510,000		Beech Grove, IN, EDRB, 8.75% (Westvaco Corp.), 7/1/2010	BBB/Baa2		514,564
1,000,000		Goshen, IN, Revenue Bonds (Series 1998), 5.75% (Greencroft Obligated Group)/(Original Issue Yield: 5.87%), 8/15/2028	NR		869,500
3,000,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2001A), 6.375% (Community Foundation of Northwest Indiana)/(Original Issue Yield: 6.68%), 8/1/2031	BBB-/NR		2,930,160
2,000,000		Indiana Health Facility Financing Authority, Revenue Refunding Bonds (Series 1998), 5.625% (Greenwood Village South Project)/(Original Issue Yield: 5.802%), 5/15/2028	NR		1,701,160
3,000,000	[3,4]	Indiana Port Commission, Port Facility Revenue Refunding Bonds, 6.875% (Cargill, Inc.), 5/1/2012	NR/A1		3,084,090
12,000,000		Indianapolis, IN, Airport Authority, Special Facilities Revenue Bonds, 7.10% (FedEx Corp.)/(Original Issue Yield: 7.178%), 1/15/2017	BBB/Baa2		12,808,560
1,000,000		South Bend, IN, EDRB (Series 1999A), 6.25% (Southfield Village)/(Original Issue Yield: 6.375%), 11/15/2029	NR		895,890

		TOTAL			22,803,924

		Iowa--0.4%
1,785,000		Wapello County, IA, Revenue Bonds, 6.25% (Ottumwa Regional Health Center)/(Original Issue Yield: 6.40%), 10/1/2022	BBB/NR		1,806,438

		Kansas--1.6%
1,450,000	[3]	Kansas Development Finance Authority, Multifamily Housing Revenue Bonds (Series 1998K), 6.375% (Pioneer Olde Town Apartments), 10/1/2017	NR		1,372,715
50,000		Manhattan, KS, IRB (Series 1999), 6.25% (Farrar Corp. Project), 8/1/2006	NR		49,029
1,625,000		Manhattan, KS, IRB (Series 1999), 7.00% (Farrar Corp. Project), 8/1/2014	NR		1,598,642
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Kansas--continued
$1,000,000		Olathe, KS, Senior Living Facility Revenue Bonds (Series 2000A), 8.00% (Aberdeen Village, Inc.)/(Original Issue Yield: 8.25%), 5/15/2030	NR		$1,027,280
2,245,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 1997A-1), 6.95% (GNMA Collateralized Home Mortgage Program COL), 6/1/2029	NR/Aaa		2,572,568

		TOTAL			6,620,234

		Kentucky--1.7%
3,500,000		Kenton County, KY, Airport Board, Special Facilities Revenue Bonds (Series A), 7.50% (Delta Air Lines, Inc.)/(Original Issue Yield: 7.60%), 2/1/2020	BB/Ba3		3,158,715
2,000,000		Kentucky EDFA, Hospital System Refunding Revenue Bonds, 5.875% (Appalachian Regional Health Center)/(Original Issue Yield: 5.92%), 10/1/2022	BB-/NR		1,749,400
2,000,000		Kentucky EDFA, Revenue Bonds (Series 2000A), 6.625% (Norton Healthcare, Inc.)/(Original Issue Yield: 6.97%), 10/1/2028	NR/A-		2,067,620

		TOTAL			6,975,735

		Louisiana--5.9%
3,000,000		De Soto Parish, LA, Environmental Improvement Authority, Revenue Bonds, 7.70% (International Paper Co.), 11/1/2018	BBB/Baa2		3,218,160
2,800,000		Lake Charles, LA, Harbor & Terminal District, Port Facilities Revenue Refunding Bond, Trunkline Lining Co. Project, 7.75% (Duke Energy Corp.), 8/15/2022	NR/A3		2,928,800
2,000,000		Louisiana Local Government Environmental Facilities, Housing BANs, (Series A), 6.25% (Kingston Point), 12/12/2002	NR		2,002,540
2,000,000		Louisiana Public Facilities Authority Hospital Revenue, Revenue Bonds, 8.625% (Lake Charles Memorial Hospital)/(Original Issue Yield: 8.75%), 12/1/2030	NR		1,943,020
5,645,000		St. Charles Parish, LA, PCR Bonds, 7.50% (Louisiana Power & Light Co.)/(Original Issue Yield: 7.542%), 6/1/2021	BBB+/Baa2		5,729,901
3,650,000		St. Charles Parish, LA, Solid Waste Disposal Revenue Bonds (Series A), 7.00% (Louisiana Power & Light Co.)/(Original Issue Yield: 7.04%), 12/1/2022	BBB+/Baa2		3,735,885
3,000,000		St. James Parish, LA, Solid Waste Disposal Revenue Bonds, 7.70% (IMC Agrico)/(Original Issue Yield: 7.75%), 10/1/2022	NR		2,937,390
2,000,000		West Feliciana Parish, LA, PCR Refunding Bonds (Series 1999B), 6.60% (Entergy Gulf States, Inc.), 9/1/2028	BB+/Ba1		2,019,520

		TOTAL			24,515,216

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Maine--0.5%
$1,000,000		Maine Health & Higher Educational Facilities Authority, Health Facilities Revenue Bond, (Series A), 7.50% (Piper Shores), 1/1/2019	NR		$1,038,010
1,000,000		Maine Health & Higher Educational Facilities Authority, Health Facilities Revenue Bonds, (Series A), 7.55% (Piper Shores), 1/1/2029	NR		1,030,190

		TOTAL			2,068,200

		Maryland--0.5%
2,000,000		Maryland Economic Development Corp., Senior Lien Revenue Bonds (Series 1999B), 7.75% (Chesapeake Bay Conference Center Project), 12/1/2031	NR		1,884,560

		Massachusetts--2.5%
2,000,000		Massachusetts HEFA, Revenue Bonds (Series 1999A), 5.75% (Caritas Christi Obligated Group)/(Original Issue Yield: 5.80%), 7/1/2028	BBB/Baa2		1,929,480
2,000,000		Massachusetts HEFA, Revenue Bonds (Series 2002B), 9.20% (Civic Investments), 12/15/2031	NR		2,069,520
1,305,000	[3,4]	Massachusetts Water Resources Authority, RITES (PA-999-R-A), 9.213%, 8/1/2014	NR		1,630,206
500,000	[3,4]	Massachusetts Water Resources Authority, RITES (PA-999-R-B), 9.213%, 8/1/2015	NR		616,595
1,715,000	[3,4]	Massachusetts Water Resources Authority, RITES (Series 999-R-C), 9.213%, 8/1/2019	NR		2,015,331
1,805,000	[3,4]	Massachusetts Water Resources Authority, RITES (Series 999-R-D), 9.213%, 8/1/2020	NR		2,096,110

		TOTAL			10,357,242

		Michigan--1.8%
1,000,000		Chelsea, MI, Economic Development Corp., Revenue Refunding Bonds (Series 1998), 5.40% (United Methodist Retirement Communities, Inc.)/(Original Issue Yield: 5.52%), 11/15/2018	NR		899,560
2,250,000		Chelsea, MI, Economic Development Corp., Revenue Refunding Bonds (Series 1998), 5.40% (United Methodist Retirement Community, Inc.)/(Original Issue Yield: 5.58%), 11/15/2027	NR		1,886,310
1,000,000		Delta County, MI, Economic Development Corp., Environmental Improvement Refunding Revenue Bonds (Series 2002B), 6.45% (MeadWestvaco Corp.), 4/15/2023	BBB/Baa2		985,340
1,735,000		Island City Academy, MI, COPs, 7.25%, 8/1/2029	NR		1,655,190
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Michigan--continued
$1,000,000	[2]	Michigan Strategic Fund, Resource Recovery Limited Obligation Revenue Bonds, 6.90% (Central Wayne Energy Recovery LP), 7/1/2019	NR		$512,500
1,000,000	[2]	Michigan Strategic Fund, Resource Recovery Limited Obligation Revenue Bonds, 7.00% (Central Wayne Energy Recovery LP), 7/1/2027	NR		512,500
1,000,000		Mosaica Academy of Saginaw, MI, COPs, 7.00%, 6/1/2029	NR		915,190

		TOTAL			7,366,590

		Minnesota--2.5%
4,000,000		Becker, MN, PCR Bonds, 8.50% (Northern States Power Co. MN), 4/1/2030	BBB+/A2		4,008,720
60,000		Dakota County, MN, Housing & Redevelopment Authority, SFM Revenue Bonds, 7.20% (GNMA COL), 12/1/2009	AAA/NR		60,207
180,000		Minneapolis, MN, Multifamily Housing Authority, Multifamily Housing Revenue Bonds, 7.125% (Seward Towers)/(GNMA COL), 12/20/2010	AAA/NR		181,368
1,000,000		Minneapolis State & St. Paul, MN, Airport Commission, Special Facilities Revenue Bonds (Series B), 6.50% TOBs (Northwest Airlines, Inc.), Mandatory Tender 4/1/2005	NR		942,900
5,985,000		St. Paul, MN, Housing & Redevelopment Authority, Hospital Revenue Refunding Bonds (Series A), 6.625% (Healtheast, MN)/(Original Issue Yield: 6.687%), 11/1/2017	BB-/Ba2		5,221,015

		TOTAL			10,414,210

		Mississippi--0.6%
2,500,000		Mississippi Business Finance Corp., PCR Bonds, 5.875% (System Energy Resources, Inc.)/(Original Issue Yield: 5.934%), 4/1/2022	BBB-/Ba1		2,400,225

		Missouri--0.7%
2,445,000	[3]	Kansas City, MO, IDA, Multifamily Housing Revenue Bonds, 6.90% (Woodbridge Apartments Project), 8/1/2030	NR		2,370,476
500,000		West Plains, MO, IDA, Hospital Revenue Bonds, 6.75% (Ozarks Medical Center)/(Original Issue Yield: 6.78%), 11/15/2024	BB+/NR		504,440

		TOTAL			2,874,916

		Multi State--3.5%
1,500,000	[3,4]	Charter Mac Equity Issuer Trust, Pfd., 7.60%, 11/30/2010	NR		1,634,820
10,050,000	[3,4]	Merrill Lynch Puttable RITES Trust, Tax Exempt Receipts (Series PPT-33), 11.914%, 1/1/2032	NR		10,647,875

2,000,000	[3,4]	Muni Mae Tax Exempt Bond Subsidiary LLC, Pfd., 7.75%, 6/30/2050	NR		2,178,660

		TOTAL			14,461,355

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Nevada--1.0%
$2,110,000		Clark County, NV, IDRB (Series 1997A), 5.90% (Nevada Power Co.), 11/1/2032	B-/NR		$1,779,068
1,000,000		Clark County, NV, Improvement District, Local Improvement Bonds (Series 2001), 6.875% (Special Improvement District No. 132 Summerlin South Area)/(Original Issue Yield: 6.92%), 2/1/2021	NR		1,023,200
1,300,000		Director of the State of Nevada Department of Business and Industry, 2nd Tier Revenue Bonds (Series 2000), 7.375% (Las Vegas Monorail Project)/(Original Issue Yield: 7.75%), 1/1/2040	NR		1,269,190

		TOTAL			4,071,458

		New Jersey--1.8%
2,000,000		New Jersey EDA, Retirement Community Revenue Bonds (Series 2001A), 7.25% (Cedar Crest Village, Inc.)/(Original Issue Yield: 7.625%), 11/15/2031	NR		2,007,260
1,250,000		New Jersey EDA, Retirement Community Revenue Bonds (Series A), 8.25% (Seabrook Village)/(Original Issue Yield: 8.50%), 11/15/2030	NR		1,329,075
2,550,000		New Jersey EDA, Revenue Bonds (Series 1997A), 5.875% (Host Marriott Corp.), 12/1/2027	NR		2,192,694
1,000,000		New Jersey EDA, Special Facilities Revenue Bonds (Series 2000), 7.20% (Continental Airlines, Inc.)/(Original Issue Yield: 7.25%), 11/15/2030	B+/B3		823,430
1,000,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.625% (Palisades Medical Center)/(Original Issue Yield: 6.67%), 7/1/2031	BBB-/Baa3		1,022,380

		TOTAL			7,374,839

		New Mexico--2.1%
850,000		Bernalillo County, NM, Multifamily, Refunding Housing Revenue Bonds (Series 2001C), 7.50% (Valencia Retirement)/(SunAmerica, Inc. GTD), 12/1/2021	NR		852,014
2,625,000		Dona Ana County, NM, Multifamily Housing Revenue Bonds (Series 2001A), 7.00% (Montana Meadows Apartments), 12/1/2030	NR		2,632,455
2,000,000		Farmington, NM, PCR Refunding Bonds (Series 1997), 6.375% (Public Service Co., New Mexico), 4/1/2022	BBB-/Baa3		2,056,040
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New Mexico--continued
$2,000,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 6.375% TOBs (El Paso Electric Co.), Mandatory Tender 8/1/2005	BB+/Ba1		$2,010,140
1,250,000		Santa Fe County, NM, Project Revenue Bonds (Series 1998A), 5.625% (El Castillo Retirement Residences)/(Original Issue Yield: 5.828%), 5/15/2025	NR		1,033,688

		TOTAL			8,584,337

		New York--4.1%
2,500,000		Brookhaven, NY, IDA, Senior Residential Housing Revenue Bonds, 6.25% (Woodcrest Estates), 12/1/2023	NR		2,437,500
5,000,000	[3,4]	Metropolitan Transportation Authority, NY, RITES (PA-1042R), 9.136%, 1/1/2010	AAA/NR		5,882,500
750,000		Nassau County, NY, IDA, Civic Facility Refunding Revenue Bonds (Series 2001B), 5.875% (North Shore Health System Obligated Group)/(Original Issue Yield: 5.92%), 11/1/2011	NR		754,785
1,500,000		New York City, NY, IDA, Industrial Development Revenue Refunding Bonds (Series 1998), 6.00% (Field Hotel Associates LP- JFK Project), 11/1/2028	NR		1,177,950
2,500,000		New York City, NY, IDA, Special Facilities Revenue Bonds (Series 2002B), 8.50% (American Airlines, Inc.)/(Original Issue Yield: 9.00%), 8/1/2028	BB-/B1		2,323,325
2,000,000		New York City, NY, IDA, Special Facility Revenue Bonds (Series 2002), 7.625% (British Airways)/(Original Issue Yield: 7.976%), 12/1/2032	BBB-/Ba2		1,782,820
2,000,000		New York City, NY, GO Bonds (Series 2002B), 5.375% (Original Issue Yield: 5.48%), 12/1/2020	A/A2		2,066,080
280,000		New York State Environmental Facilities Corp., PCR State Water Revolving Fund, 7.25% (Original Issue Yield: 7.334%), 6/15/2010	AAA/Aaa		284,057

		TOTAL			16,709,017

		North Carolina--0.6%
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.375% (Arbor Acres Community)/(Original Issue Yield: 6.55%), 3/1/2032	NR		507,450
2,000,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 7.625% (Depaul Community Facilities)/(Original Issue Yield: 7.625%), 11/1/2029	NR		2,058,740

		TOTAL			2,566,190

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		North Dakota--0.2%
$735,000		North Dakota State HFA, SFM Revenue Bonds, Series A, 6.75% (FHA/VA COL), 7/1/2012	A+/Aa2		$750,832

		Ohio--2.7%
1,500,000		Cleveland-Cuyahoga County, OH, Port Authority, Special Assessment Tax-Increment Revenue Bonds, 7.35% (University Heights, OH Public Parking Garage), 12/1/2031	NR		1,526,745
500,000		Franklin County, OH, Health Care Facilities Revenue Bonds (Series 2001A), 7.125% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 7.35%), 7/1/2029	NR		516,125
1,680,000		Franklin County, OH, Multifamily Housing Revenue Refunding Bonds (Series 1998B), 6.25% (Jefferson Chase Apartments Project), 11/1/2015	NR		1,567,070
2,500,000	[3,4]	Lorain County, OH, RITES (PA-894R-A), 9.328% (Catholic Healthcare Partners), 10/1/2012	NR		3,033,700
2,500,000	[3,4]	Lorain County, OH, RITES (PA-894R-B), 9.328% (Catholic Healthcare Partners), 10/1/2013	NR		2,986,150
1,500,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 1997A), 6.10% (Cleveland Electric Illuminating Co.), 8/1/2020	BBB/Baa2		1,498,290

		TOTAL			11,128,080

		Oklahoma--1.6%
4,585,000		Jackson County, OK, Hospital Authority, Hospital Revenue Refunding Bonds, 7.30% (Jackson County Memorial Hospital, OK)/(Original Issue Yield: 7.40%), 8/1/2015	BB/NR		4,596,921
2,000,000		Langston, OK, EDA, Student Housing Revenue Bonds (Series 2000A), 7.75% (Langston Community Development Corp.)/(Original Issue Yield: 7.90%), 8/1/2030	NR		1,976,180

		TOTAL			6,573,101

		Pennsylvania--8.6%
2,330,000		Allegheny County, PA, HDA, Health Care Facilities Revenue Bonds (Series 1998), 5.875% (Villa St. Joseph of Baden)/(Original Issue Yield: 6.02%), 8/15/2018	NR		2,072,162
4,500,000		Allegheny County, PA, HDA, Health System Revenue Bonds (Series 2000), 9.25% (West Penn Allegheny Health System)/(Original Issue Yield: 9.70%), 11/15/2030	B+/B1		4,897,125
1,000,000		Allegheny County, PA, HDA, Revenue Bonds, (Series A), 8.75% (Covenant at South Hills)/(Original Issue Yield: 8.80%), 2/1/2031	NR		1,117,630
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$2,000,000	[3,4]	Allegheny County, PA, IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	NR		$1,824,820
1,500,000		Allegheny County, PA, IDA, Lease Revenue Bonds (Series 2001), 6.60% (Residential Resources, Inc. Project)/(Original Issue Yield: 6.75%), 9/1/2031	NR		1,492,320
1,000,000		Bucks County, PA, IDA, First Mortgage Health Care Facilities Revenue Bonds (Series 1999), 6.30% (Chandler Hall Health Services Obligated Group)/(Original Issue Yield: 6.40%), 5/1/2029	NR		929,460
1,500,000		Chartiers Valley, PA, Industrial & Commercial Development Authority, First Mortgage Revenue Refunding Bonds (Series 1999), 6.375% (Asbury Health Center)/(Original Issue Yield: 6.52%), 12/1/2024	NR		1,467,570
3,000,000		Delaware County, PA, Authority, College Revenue Bonds, 7.25% (Eastern College)/(United States Treasury PRF)/(Original Issue Yield: 7.875%), 3/1/2012	NR		3,249,390
1,000,000		Lancaster, PA, IDA, Revenue Bonds, (Series 2000A), 7.625% (Garden Spot Villiage Project)/(Original Issue Yield: 7.84%), 5/1/2031	NR		1,051,760
1,000,000		Lawrence County, PA, IDA, Senior Health and Housing Facilities Revenue Bonds, 7.50% (Shenango Presbyterian)/(Original Issue Yield: 7.75%), 11/15/2031	NR		978,980
2,000,000		Montgomery County, PA, Higher Education and Health Authority, Revenue Bonds, 7.375% (Philadelphia Geriatric Center)/(Original Issue Yield: 7.50%), 12/1/2030	NR		2,020,880
500,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 1997B), 6.125% (National Gypsum Co.), 11/1/2027	NR		431,170
2,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds, 6.25% (National Gypsum Co.), 11/1/2027	NR		1,753,200
1,500,000		Pennsylvania EDFA, Resource Recovery Revenue Bonds (Series A), 6.40% (Northampton Generating), 1/1/2009	BBB-/NR		1,531,575
7,500,000		Pennsylvania EDFA, Wastewater Treatment Revenue Bonds (Series A), 7.60% (Sun Co., Inc.)/(Original Issue Yield: 7.653%), 12/1/2024	BBB/Baa2		8,006,625
1,065,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 1996), 7.15% (Thiel College), 5/15/2015	NR		1,257,882
1,500,000		Scranton, PA, GO UT Bonds (Series 2001C), 7.10% (Original Issue Yield: 7.35%), 9/1/2031	NR		1,507,305

		TOTAL			35,589,854

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Puerto Rico--0.6%
$1,000,000	[3,4]	Puerto Rico Highway and Transportation Authority, RITES (Series PA 331A), 9.193% (AMBAC INS), 1/1/2010	NR		$1,321,790
1,000,000	[3,4]	Puerto Rico Highway and Transportation Authority, RITES (Series PA 331B), 9.193% (AMBAC INS), 1/1/2011	NR		1,320,530

		TOTAL			2,642,320

		Rhode Island--0.2%
1,000,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 6.50% (Lifespan Obligated Group)/(Original Issue Yield: 6.70%), 8/15/2032	BBB/Baa2		1,012,010

		South Carolina--1.4%
6,000,000		Connector 2000 Association, Inc., SC, Capital Appreciation Senior Revenue Bonds (Series 1998B) (Original Issue Yield: 5.80%), 1/1/2025	BBB-/NR		780,180
15,550,000		Connector 2000 Association, Inc., SC, Toll Road Capital Appreciation Revenue Bonds (Series 1998A) (Original Issue Yield: 5.85%), 1/1/2034	BBB-/NR		915,740
1,500,000		South Carolina Jobs-EDA, First Mortgage Health Facilities Revenue Refunding Bonds (Series 1998), 5.70% (The Lutheran Homes of South Carolina, Inc.)/(Original Issue Yield: 5.80%), 5/1/2026	NR		1,275,930
1,500,000		South Carolina Jobs-EDA, Hospital Facilities Improvement Revenue Bonds, (Series 2000A), 7.375% (Palmetto Health Alliance)/(Original Issue Yield: 7.55%), 12/15/2021	BBB/Baa2		1,641,570
1,000,000		Tobacco Settlement Revenue Management Authority, SC, Tobacco Settlement Asset-Backed Bonds (Series 2001B), 6.375% (Original Issue Yield: 6.532%), 5/15/2028	A/A1		1,002,030

		TOTAL			5,615,450

		South Dakota--0.5%
2,000,000		Minnehaha County, SD, Health Facilities, Revenue Bonds (Series 2002A), 7.00% (Bethany Lutheran Home)/(Original Issue Yield: 7.198%), 12/1/2035	NR		2,002,880

		Tennessee--4.9%
1,240,000		Chattanooga, TN, IDB, Industrial Development Refunding Revenue Bonds (Series 1999), 7.00% (Market Street, Ltd. Project), 12/15/2012	NR		1,154,589
1,150,000		Chattanooga, TN, IDB, Industrial Development Refunding Revenue Bonds (Series 1999), 7.00% (Warehouse Row Ltd. Project), 12/15/2012	NR		1,070,788
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Tennessee--continued
$3,000,000		Elizabethton, TN, Health & Educational Facilities Board, First Mortgage Hospital Revenue Refunding & Improvement Bonds (Series 2000B), 8.00% (Mountain States Health Alliance), 7/1/2033	NR/Baa2		$3,387,330
1,000,000		Knox County, TN, Health Education & Housing Facilities Board, Revenue Bonds, 6.375% (Baptist Health System of East Tennessee)/(Original Issue Yield: 6.50%), 4/15/2022	NR/Baa2		1,028,670
2,700,000		Springfield, TN, Health & Educational Facilities Board, Hospital Revenue Bonds, 8.25% (NorthCrest Medical Center)/(Original Issue Yield: 8.50%), 4/1/2012	NR/Aaa		3,174,093
7,800,000		Springfield, TN, Health & Educational Facilities Board, Hospital Revenue Bonds, 8.50% (NorthCrest Medical Center)/(Original Issue Yield: 8.875%), 4/1/2024	NR/Aaa		9,574,578
1,000,000		Sullivan County, TN, Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System)/(Original Issue Yield: 6.45%), 9/1/2022	BBB+/NR		1,021,940

		TOTAL			20,411,988

		Texas--7.1%
2,000,000	[3,4]	ABIA Development Corp., TX, Airport Facilities Revenue Bonds (Series 1999), 7.25% (Aero Austin LP)/(Original Issue Yield: 7.50%), 1/1/2025	NR		1,937,500
1,000,000		Austin, TX, Convention Center Enterprises, Inc., First Tier Hotel Revenue Bonds (Series 2001A), 6.70% (Original Issue Yield: 6.75%), 1/1/2032	BBB-/Baa3		1,022,920
1,320,000		Dallas-Fort Worth, TX, International Airport Facility Improvement Corp., Revenue Bonds, 7.125% (Delta Air Lines, Inc.)/(Original Issue Yield: 7.55%), 11/1/2026	BB/Ba3		1,007,794
2,500,000		Dallas-Fort Worth, TX, International Airport Facility Improvement Corp., Revenue Bonds, 7.625% (Delta Air Lines, Inc.)/(Original Issue Yield: 7.65%), 11/1/2021	BB/Ba3		2,057,300
1,500,000		El Paso, TX, HFDC, Senior Care Facilities Revenue Bonds, 7.75% (Bienvivir Senior Health Services), 8/15/2031	NR		1,510,905
3,000,000		Gulf Coast, TX, Waste Disposal Authority, Revenue Bonds (Series A), 6.875% (Champion International Corp.)/(Original Issue Yield: 7.15%), 12/1/2028	BBB/Baa2		3,097,050
500,000		Gulf Coast, TX, Waste Disposal Authority, Waste Disposal Revenue Bonds (Series 2001), 6.65% (Valero Energy Corp.), 4/1/2032	BBB/Baa2		517,870
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Texas--continued
$1,000,000		Houston, TX, Airport System, Special Facilities Revenue Bonds (Series 2001), 7.00% (Continental Airlines, Inc.), 7/1/2029	B+/B3		$768,550
1,000,000		Mesquite, TX, HFDC, Retirement Facility Revenue Bonds, 7.625% (Christian Care Centers, Inc.- Greenway Village)/(Original Issue Yield: 7.75%), 2/15/2028	BBB-/NR		1,043,880
2,000,000		North Central TX, HFDC, Retirement Facility Revenue Bonds (Series 1999), 7.50% (Northwest Senior Housing Corp. Edgemere Project)/(Original Issue Yield: 7.75%), 11/15/2029	NR		2,023,480
4,200,000		North Central, TX, Housing Finance Corp., Housing Revenue Bonds (Series 1999A), 7.00% (Tiffany Square Apartments), 12/1/2031	NR		4,219,194
2,000,000		Port of Corpus Christi Authority, TX, PCR Refunding Bonds, 6.70% (CNA Holdings, Inc., Celanese Project), 11/1/2030	BBB/Baa2		2,031,300
1,000,000		Tarrant County, TX, HFDC, Revenue Bonds (Series 1998C), 5.75% (Bethesda Living Center)/(Original Issue Yield: 5.89%), 8/15/2018	NR		898,670
1,000,000		Tarrant County, TX, HFDC, Revenue Bonds (Series 1998C), 5.75% (Bethesda Living Center)/(Original Issue Yield: 5.97%), 8/15/2028	NR		856,610
2,000,000		Tarrant County, TX, Housing Finance Corp., Multifamily Housing Revenue Bonds (Series 2002A), 6.25% (Quail Ridge Apartments Project), 9/1/2003	NR		2,036,060
2,000,000		Texas State Affordable Housing Corp., Multifamily Housing Revenue Bonds (Junior Series 2002B), 8.00% (American Housing Foundation)/(Original Issue Yield: 8.365%), 3/1/2032	BBB-/NR		1,957,940
1,485,000		Texas State Affordable Housing Corp., Multifamily Housing Revenue Bonds (Series 2001B), 7.25% (NHT/GTEX Project), 10/1/2031	BBB-/NR		1,493,286
1,000,000		Tom Green County, TX, HFDC, Hospital Revenue Bonds, 6.75% (Shannon Health System)/(Original Issue Yield: 6.85%), 5/15/2021	NR/Baa3		1,043,290

		TOTAL			29,523,599

		Virginia--0.9%
7,500,000		Pocahontas Parkway Association, VA, Toll Road Capital Appreciation Revenue Bonds (Series B) (Original Issue Yield: 5.75%), 8/15/2017	BBB-/Baa3		2,140,650
16,000,000		Pocahontas Parkway Association, VA, Toll Road Revenue Bonds (Series 1998B) (Original Issue Yield: 5.90%), 8/15/2029	BBB-/Baa3		1,700,800

		TOTAL			3,841,450

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Washington--0.2%
$1,000,000		Port of Seattle, WA, IDC, Special Facilities Revenue Bonds (Series 2001), 7.25% (Northwest Airlines, Inc.)/(Original Issue Yield: 7.50%), 4/1/2030	NR		$816,590

		Wisconsin--3.2%
5,000,000	[3,4]	Badger, WI, Tobacco Asset Securitization Corp., RITES (PA-1050), 9.499% (Original Issue Yield: 13.011%), 12/1/2021	NR		4,903,900
1,250,000		Wisconsin HEFA, Revenue Bonds (Series 1998), 5.70% (United Lutheran Program For The Aging, Inc.)/(Original Issue Yield: 5.778%), 3/1/2028	NR		1,072,475
1,000,000		Wisconsin HEFA, Revenue Bonds (Series 2002A), 7.375% (Divine Savior Healthcare), 5/1/2026	NR		1,012,240
880,000		Wisconsin HEFA, Revenue Bonds (Series 2002A), 7.50% (Divine Savior Healthcare), 5/1/2032	NR		890,710
1,250,000		Wisconsin HEFA, Revenue Bonds, 5.80% (Beaver Dam Community Hospitals, Inc.), 8/15/2028	NR		1,028,063
2,000,000		Wisconsin HEFA, Revenue Bonds (Series B), 6.75% (Grant Regional Health Center, Inc.)/(Original Issue Yield: 6.90%), 10/1/2022	NR		1,944,240
1,630,000		Wisconsin HEFA, Revenue Bonds, 6.00% (Agnesian Healthcare, Inc.)/(Original Issue Yield: 6.15%), 7/1/2030	A-/A3		1,668,533
1,000,000		Wisconsin HEFA, Revenue Bonds, Series 1998, 5.75% (Attic Angel Obligated Group)/(Original Issue Yield: 6.00%), 11/15/2027	NR		867,630

		TOTAL			13,387,791

		Wyoming--0.4%
1,500,000		Teton County, WY, Hospital District, Hospital Revenue Bonds, 6.75% (St. John's Medical Center)/(Original Issue Yield: 7.00%), 12/1/2027	NR		1,494,390

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $394,285,742)			394,077,635

		SHORT-TERM MUNICIPALS--2.6%
		Illinois--0.7%
3,000,000		Illinois Development Finance Authority, PCR Bonds, (Illinois Power Co.), (Series B), 4/1/2032	AAA/Aaa		3,000,000

		Indiana--1.0%
4,100,000		Indianapolis, IN, Local Public Improvement Bond Bank, Class A Certificates (Series 2002-193) Daily VRDNs (MBIA INS)/(Bear Stearns Cos., Inc. LIQ)	A-1/NR		4,100,000

		Tennessee--0.5%
2,000,000		Carter County, TN, IDB, (Series 1983) Weekly VRDNs (Inland Container Corp.)/(Temple-Inland, Inc. GTD)	BBB/NR		2,000,000

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--continued
		Texas--0.4%
$1,800,000		Harris County, TX, HFDC, (Series 1997) Daily VRDNs (Methodist Hospital, Harris County, TX)	A-1+/NR		$1,800,000

		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $10,900,000)			10,900,000

		TOTAL INVESTMENTS (IDENTIFIED COST $405,185,742)[5]			$404,977,635

Securities that are subject to alternative minimum tax represent 29.1% of the portfolio as calculated based upon total portfolio market value (unaudited).

1 Please refer to the "Investment Ratings" in the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Non-income producing security.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At August 31, 2002, these securities amounted to $67,447,974 which represents 16.3% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $59,772,980 which represents 14.5% of net assets.

4 Denotes a restricted security that has been deemed liquid by criteria approved by the fund's Board of Directors.

5 The cost of investments for generally accepted accounting principles ("GAAP") is $405,185,742. Cost for federal tax purposes is $405,072,287. The difference between GAAP and cost on a tax basis is related to amortization/accretion tax elections on fixed income securities. The net unrealized depreciation of investments on a federal tax basis amounts to $94,652 which is comprised of $14,860,822 appreciation and $14,955,474 depreciation at August 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($412,676,585) at August 31, 2002.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
COL	--Collateralized
COPs	--Certificates of Participation
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bond
FHA	--Federal Housing Administration
FHA/VA	--Federal Housing Administration/Veterans Administration
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDRB	--Industrial Development Revenue Bond
INS	--Insured
IRB	--Industrial Revenue Bond
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Investors Assurance
PCR	--Pollution Control Revenue
PRF	--Prerefunded
RITES	--Residual Interest Tax-Exempt Securities
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2002

Assets:
Total investments in securities, at value (identified cost $405,185,742)		$404,977,635
Cash		92,182
Income receivable		7,079,453
Receivable for investments sold		350,000
Receivable for shares sold		957,711

TOTAL ASSETS		413,456,981

Liabilities:
Payable for shares redeemed	$589,674
Accrued expenses	190,722

TOTAL LIABILITIES		780,396

Net assets for 42,410,075 shares outstanding		$412,676,585

Net Assets Consist of:
Paid in capital		$452,289,113
Net unrealized depreciation of investments		(208,107)
Accumulated net realized loss on investments		(40,849,198)
Undistributed net investment income		1,444,777

TOTAL NET ASSETS		$412,676,585

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($111,641,831 ÷ 11,471,819 shares outstanding)		$9.73

Offering price per share (100/95.50 of $9.73)[1]		$10.19

Redemption proceeds per share		$9.73

Class B Shares:
Net asset value per share ($107,347,771 ÷ 11,035,351 shares outstanding)		$9.73

Offering price per share		$9.73

Redemption proceeds per share (94.50/100 of $9.73)[1]		$9.19

Class C Shares:
Net asset value per share ($10,219,843 ÷ 1,050,672 shares outstanding)		$9.73

Offering price per share		$9.73

Redemption proceeds per share (99.00/100 of $9.73)[1]		$9.63

Class F Shares:
Net asset value per share ($183,467,140 ÷ 18,852,233 shares outstanding)		$9.73

Offering price per share (100/99.00 of $9.73)[1]		$9.83

Redemption proceeds per share (99.00/100 of $9.73)[1]		$9.63

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended August 31, 2002

Investment Income:
Interest		$27,275,382

Expenses:
Investment adviser fee	$2,421,823
Administrative personnel and services fee	303,603
Custodian fees	15,136
Transfer and dividend disbursing agent fees and expenses	257,756
Directors'/Trustees' fees	12,513
Auditing fees	13,407
Legal fees	4,036
Portfolio accounting fees	142,678
Distribution services fee--Class B Shares	725,230
Distribution services fee--Class C Shares	77,387
Shareholder services fee--Class A Shares	271,938
Shareholder services fee--Class B Shares	241,743
Shareholder services fee--Class C Shares	25,796
Shareholder services fee--Class F Shares	469,616
Share registration costs	64,782
Printing and postage	53,854
Insurance premiums	1,535
Taxes	30,273
Miscellaneous	11,304

TOTAL EXPENSES	5,144,410

Net investment income		22,130,972

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments		(4,569,180)
Net change in unrealized depreciation of investments		(3,098,164)

Net realized and unrealized loss on investments		(7,667,344)

Change in net assets resulting from operations		$14,463,628

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended August 31	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$22,130,972	$21,257,898
Net realized loss on investments	(4,569,180)	(3,890,094)
Net change in unrealized appreciation/depreciation of investments	(3,098,164)	9,936,289

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,463,628	27,304,093

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(6,029,330)	(5,607,991)
Class B Shares	(4,620,640)	(4,016,839)
Class C Shares	(497,513)	(494,968)
Class F Shares	(10,420,766)	(11,857,445)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(21,568,249)	(21,977,243)

Share Transactions:
Proceeds from sale of shares	68,278,715	78,722,636
Net asset value of shares issued to shareholders in payment of distributions declared	11,969,409	13,248,222
Cost of shares redeemed	(66,202,475)	(79,727,286)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	14,045,649	12,243,572

Change in net assets	6,941,028	17,570,422

Net Assets:
Beginning of period	405,735,557	388,165,135

End of period (including undistributed net investment income of $1,444,777 and $917,615, respectively)	$412,676,585	$405,735,557

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2002	2001	2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$9.91	$9.78	$10.22	$11.04	$10.67
Income From Investment Operations:
Net investment income	0.55 [2]	0.55	0.56	0.55	0.54
Net realized and unrealized gain (loss) on investments and futures contracts	(0.19)[2]	0.15	(0.44)	(0.82)	0.39

TOTAL FROM INVESTMENT OPERATIONS	0.36	0.70	0.12	(0.27)	0.93

Less Distributions:
Distributions from net investment income	(0.54)	(0.57)	(0.56)	(0.55)	(0.56)

Net Asset Value, End of Period	$9.73	$9.91	$9.78	$10.22	$11.04

Total Return[3]	3.79%	7.48%	1.37%	(2.58)%	8.91%

Ratios to Average Net Assets:

Expenses	1.08%	1.09%	1.09%	1.07%	1.08%

Net investment income	5.68%[2]	5.69%	5.74%	5.14%	4.98%

Expense waiver/reimbursement[4]	--	0.01%	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$111,642	$106,555	$92,883	$109,297	$112,179

Portfolio turnover	35%	30%	18%	25%	41%

1 Beginning with the year ended August 31, 2000, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Effective September 1, 2001, the fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on long-term debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 5.67% to 5.68%. Per share, ratios and supplemental data for the periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2002	2001	2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$9.90	$9.77	$10.22	$11.03	$10.66
Income From Investment Operations:
Net investment income	0.47 [2]	0.47	0.49	0.47	0.44
Net realized and unrealized gain (loss) on investments and futures contracts	(0.17)[2]	0.16	(0.45)	(0.81)	0.40

TOTAL FROM INVESTMENT OPERATIONS	0.30	0.63	0.04	(0.34)	0.84

Less Distributions:
Distributions from net investment income	(0.47)	(0.50)	(0.49)	(0.47)	(0.47)

Net Asset Value, End of Period	$9.73	$9.90	$9.77	$10.22	$11.03

Total Return[3]	3.11%	6.67%	0.51%	(3.23)%	8.08%

Ratios to Average Net Assets:

Expenses	1.83%	1.84%	1.84%	1.82%	1.83%

Net investment income	4.94%[2]	4.94%	4.99%	4.39%	4.25%

Expense waiver/reimbursement[4]	--	0.01%	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$107,348	$91,074	$71,512	$77,440	$47,028

Portfolio turnover	35%	30%	18%	25%	41%

1 Beginning with the year ended August 31, 2000, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Effective September 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on long-term debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 4.93% to 4.94%. Per share, ratios and supplemental data for the periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2002	2001	2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$9.90	$9.77	$10.22	$11.03	$10.66
Income From Investment Operations:
Net investment income	0.48 [2]	0.47	0.48	0.47	0.45
Net realized and unrealized gain (loss) on investments and futures contracts	(0.18)[2]	0.16	(0.44)	(0.81)	0.40

TOTAL FROM INVESTMENT OPERATIONS	0.30	0.63	0.04	(0.34)	0.85

Less Distributions:
Distributions from net investment income	(0.47)	(0.50)	(0.49)	(0.47)	(0.48)

Net Asset Value, End of Period	$9.73	$9.90	$9.77	$10.22	$11.03

Total Return[3]	3.13%	6.66%	0.51%	(3.24)%	8.11%

Ratios to Average Net Assets:

Expenses	1.83%	1.84%	1.84%	1.82%	1.83%

Net investment income	4.93%[2]	4.94%	4.99%	4.39%	4.24%

Expense waiver/reimbursement[4]	--	0.01%	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$10,220	$10,953	$8,858	$7,603	$6,269

Portfolio turnover	35%	30%	18%	25%	41%

1 Beginning with the year ended August 31, 2000, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Effective September 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on long-term debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 4.92% to 4.93%. Per share, ratios and supplemental data for the periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class F Shares

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2002	2001	2000 [1]	1999	1998
Net Asset Value, Beginning of Period	$9.91	$9.78	$10.22	$11.04	$10.67
Income From Investment Operations:
Net investment income	0.55 [2]	0.55	0.56	0.55	0.55
Net realized and unrealized gain (loss) on investments and futures contracts	(0.19)[2]	0.15	(0.44)	(0.82)	0.38

TOTAL FROM INVESTMENT OPERATIONS	0.36	0.70	0.12	(0.27)	0.93

Less Distributions:
Distributions from net investment income	(0.54)	(0.57)	(0.56)	(0.55)	(0.56)

Net Asset Value, End of Period	$9.73	$9.91	$9.78	$10.22	$11.04

Total Return[3]	3.79%	7.48%	1.37%	(2.58)%	8.91%

Ratios to Average Net Assets:

Expenses	1.08%	1.09%	1.09%	1.07%	1.08%

Net investment income	5.68%[2]	5.69%	5.73%	5.14%	4.98%

Expense waiver/reimbursement[4]	--	0.01%	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$183,467	$197,154	$214,913	$269,667	$317,178

Portfolio turnover	35%	30%	18%	25%	41%

1 Beginning with the year ended August 31, 2000, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Effective September 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on long-term debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain (loss) on investments per share, but increased the ratio of net investment income to average net assets from 5.67% to 5.68%. Per share, ratios and supplemental data for the periods prior to August 31, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2002

ORGANIZATION

Federated Municipal Opportunities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective is to provide a high level of current income which is generally exempt from federal regular income tax. The Fund offers four classes of shares: Class A, Class B, Class C and Class F Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/ amortized for financial reporting purposes as required. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses on the Fund based on average daily net assets of each class without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount on long-term debt securities. Prior to September 1, 2001, the Fund did not accrete discount on long-term debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in adjustments to the financial statements as follows:

	As of 9/1/2001		For the Year Ended 8/31/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation/ Depreciation	Net Realized Gain/Loss
Increase (Decrease)	$84,637	$84,637	$37,156	$(28,818)	$(8,338)

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

As of August 31, 2002, the tax composition of dividends was as follows:

Tax exempt income	$21,568,249

Long-term capital gains	--

As of August 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed tax exempt income	$1,444,777

Undistributed long-term gains	--

Unrealized depreciation	(94,652)

At year end, there were no significant differences between the GAAP basis and tax basis of components of net assets, other than differences in the net unrealized appreciation (depreciation) in the value of investments attributable to the tax treatment of premium and discount.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Paid-In Capital	Accumulated Net Realized Loss	Undistributed Net Investment Income
$(568,345)	$688,543	$(120,198)

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At August 31, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $36,784,525, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2004	$ 3,648,711

2008	$24,259,223

2009	$ 4,968,940

2010	$ 3,907,651

Additionally, net capital losses of $4,178,128 attributable to security transactions incurred after October 31, 2001, are treated as arising on September 1, 2002, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Additional information on each restricted security held at August 31, 2002 is as follows:

Security	Acquisition Date	Acquisition Cost
California Statewide Communities Development Authority, Multifamily Housing Revenue Bonds	6/7/1999	$1,985,000

Kansas City, MO, IDA, Multifamily Housing Revenue Bonds	7/27/1999	2,445,000

Kansas Development Finance Authority, Multifamily Housing Revenue Bonds	10/19/1998	1,395,000

Maricopa County, AZ, IDA, Solid Waste Disposal Revenue Bonds	6/4/1999	2,345,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At August 31, 2002, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A	500,000,000
Class B	500,000,000
Class C	500,000,000
Class F	500,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

Year Ended August 31	2002		2001
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,582,994	$15,326,788	2,874,469	$27,966,087
Shares issued to shareholders in payment of distributions declared	444,043	4,293,208	422,363	4,095,481
Shares redeemed	(1,311,878)	(12,686,398)	(2,041,366)	(19,852,778)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	715,159	$6,933,598	1,255,466	$12,208,790

Year Ended August 31	2002		2001
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	3,433,371	$33,234,342	3,075,064	$29,895,418
Shares issued to shareholders in payment of distributions declared	205,433	1,986,016	181,939	1,764,191
Shares redeemed	(1,801,434)	(17,412,153)	(1,377,343)	(13,385,035)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	1,837,370	$17,808,205	1,879,660	$18,274,574

Year Ended August 31	2002		2001
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	236,339	$2,291,672	1,424,369	$13,817,550
Shares issued to shareholders in payment of distributions declared	27,542	266,455	29,517	286,201
Shares redeemed	(319,445)	(3,075,349)	(1,254,116)	(12,152,695)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(55,564)	$(517,222)	199,770	$1,951,056

Year Ended August 31	2002		2001
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	1,796,794	$17,425,913	726,585	$7,043,581
Shares issued to shareholders in payment of distributions declared	560,309	5,423,730	732,500	7,102,349
Shares redeemed	(3,407,022)	(33,028,575)	(3,539,133)	(34,336,778)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(1,049,919)	$(10,178,932)	(2,080,048)	$(20,190,848)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,447,046	$14,045,649	1,254,848	$12,243,572

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to reimburse FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Share Class Name	Percentage of Average Daily Net Assets
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.25%

For the year ended August 31, 2002, Class A Shares and Class F Shares did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fee

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended August 31, 2002, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $255,332,300 and $194,793,805, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT RISK

Although the Fund has a diversified portfolio, the Fund has 44.4% of its portfolio invested in lower rated and comparable quality unrated high-yield securities. Investments in higher yield securities are accomplished by greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and often subordinated to other creditors of the issuer.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended August 31, 2002, were as follows:

Purchases	$150,560,134

Sales	$135,716,894

FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended August 31, 2002, the Fund did not designate any long-term capital gain dividends. At August 31, 2002, 100% of distributions from net investment income are exempt from federal income tax, other than AMT.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Municipal Opportunities Fund, Inc. (the "Fund"), as of August 31, 2002, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended August 31, 1999 were audited by other auditors whose report, dated October 15, 1999, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Municipal Opportunities Fund, Inc. at August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Ernst & Young LLP

Boston, Massachusetts
October 11, 2002

Board of Directors and Fund Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: November 1986	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: November 1998

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: August 1987

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL DIRECTOR Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: November 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97).

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: November 1998

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: November 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: November 1996

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: November 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor).

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Fund	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT

Mary Jo Ochson is Vice President of the Fund. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Federated
World-Class Investment Manager
Federated Municipal Opportunities Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 313910200
Cusip 313910309
Cusip 313910408
Cusip 313910101

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

G01091-01 (10/02)